Pension and Postretirement Expense Level 4 (Details) - Amounts in Accumulated Other Comprehensive Income Expected to be Recognized in Next 12 Months (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	$ 0
Amortization of net (losses) gains	10
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2
Amortization of net (losses) gains	10
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)
Amortization of net (losses) gains	(1)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0
Amortization of net (losses) gains	$ 0